Trade Accounts Payable	12 Months Ended
Dec. 31, 2020
Trade accounts payable [Abstract]
Trade accounts payable

7.        Trade accounts payable

Trade accounts payable in the consolidated statement of financial position as at December 31, 2020 and 2019, amounted to $4,758 and $4,735, respectively. Trade accounts payable are non-interest bearing.